COMMITMENTS AND CONTINGENCY (Tables)	6 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCY
Schedule of total future minimum purchase commitment

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2024	¥23,357,995	$3,289,905
2025	300,000	42,254
Total minimum payments required	¥23,657,995	$3,332,159

Schedule of non-cancellable operating lease agreements

	RMB	US Dollars
Twelve months ending December 31,	(Unaudited)	(Unaudited)
2024	¥692,500	$97,537
Total	¥692,500	$97,537